Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 1,693	$ 1,918
Foreign exchange	36	36
Depreciation	(305)	(261)
Closing net book value	$ 1,424	1,693
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	4 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	10 years
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 1,918
Closing net book value	1,918	1,918
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(225)
Closing net book value	$ (494)	$ (225)